BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash		$ 4,262
Accounts Receivable - Net	345,976	474,212	341,695
Inventory	1,536,852	1,602,680	1,378,271
Prepaid Expenses	4,989	9,353	2,937
Other Receivables	137,500	175,000
Total Current Assets	2,025,317	2,265,507	1,722,903
Property and Equipment - Net	111,691	118,135	160,307
Other Assets:
Investment in Unconsolidated Affiliate	5,000	5,000	5,000
Total Assets	2,141,988	2,388,642	1,888,210
Current Liabilities:
Cash Overdraft	5,051		13,717
Accounts Payable and Accrued Expenses	195,075	417,144	587,443
Bank Lines of Credit - Net	191,905	200,866	883,583
Convertible Debt - Net	110,921	112,069	15,925
Current Maturities of Notes Payable	92,255	110,060	69,335
Current Maturities of Capital Leases		14,656	22,375
Advances from Stockholder - Net	368,075	317,601	463,342
Derivative Liability	90,775	67,988	9,858
Sales Returns and Allowances Reserve			34,808
Total Current Liabilities	1,054,057	1,240,384	2,100,386
Long-Term Liabilities
Notes Payable	38,140	51,626	150,498
Bank Lines of Credit			38,380
Capital Leases			16,717
Total Long-Term Liabilities	38,140	51,626	205,595
Commitments and Contingencies
Total Liabilities	1,092,197	1,292,010	2,305,981
Stockholders' Equity
Series A Preferred Stock
Common Stock	24,857	11,159	4,308
Additional Paid-In Capital	4,222,619	4,021,593	1,675,042
Accumulated Deficit	(3,197,685)	(2,936,120)	(2,097,121)
Total Stockholders' Equity	1,049,791	1,096,632	(417,771)
Total Liabilities and Stockholders' Equity	$ 2,141,988	$ 2,388,642	$ 1,888,210